Investment Portfolioas of July 31, 2023 (Unaudited)
DWS Science and Technology Fund
	Shares	Value ($)

Common Stocks 96.0%
Communication Services 19.2%
Entertainment 0.4%
Spotify Technology SA*	31,753	4,744,216
Interactive Media & Services 18.8%
Alphabet, Inc. “A”*	524,326	69,588,547
Alphabet, Inc. “C”*	454,729	60,528,977
Match Group, Inc.*	98,155	4,565,189
Meta Platforms, Inc. “A”*	323,170	102,961,962
		237,644,675
Consumer Discretionary 0.4%
Automobiles
BYD Co., Ltd. “H”	144,000	5,088,717
Financials 2.7%
Financial Services
Fidelity National Information Services, Inc.	125,013	7,548,285
Mastercard, Inc. “A”	28,081	11,071,777
Visa, Inc. “A”	61,951	14,727,611
		33,347,673
Health Care 2.5%
Biotechnology 0.0%
ViaCyte, Inc.* (a)	2,585	59
Health Care Equipment & Supplies 0.5%
DexCom, Inc.*	55,970	6,971,623
Life Sciences Tools & Services 0.9%
Danaher Corp.	18,722	4,775,233
Thermo Fisher Scientific, Inc.	11,048	6,061,596
		10,836,829
Pharmaceuticals 1.1%
Eli Lilly & Co.	29,196	13,271,042
Industrials 6.8%
Aerospace & Defense 0.6%
BWX Technologies, Inc.	106,030	7,316,070
Construction & Engineering 0.6%
Quanta Services, Inc.	37,112	7,482,521
Ground Transportation 1.3%
Uber Technologies, Inc.*	331,058	16,374,129

Industrial Conglomerates 0.5%
Honeywell International, Inc.	33,576	6,518,109
Professional Services 3.8%
Automatic Data Processing, Inc.	67,812	16,767,195
Booz Allen Hamilton Holding Corp. “A”	54,212	6,563,989
Paylocity Holding Corp.*	50,648	11,489,499
Verisk Analytics, Inc. “A”	59,900	13,713,506
		48,534,189
Information Technology 64.4%
Communications Equipment 2.8%
Ciena Corp.*	250,669	10,578,232
Motorola Solutions, Inc.	84,800	24,306,224
		34,884,456
IT Services 1.0%
Cloudflare, Inc. “A”*	81,710	5,619,197
Globant SA*	44,032	7,693,711
		13,312,908
Semiconductors & Semiconductor Equipment 26.3%
Advanced Micro Devices, Inc.*	263,980	30,199,312
Analog Devices, Inc.	112,304	22,408,017
ASML Holding NV (Registered)	11,566	8,285,998
Broadcom, Inc.	66,453	59,717,988
Intel Corp.	104,200	3,727,234
Lam Research Corp.	29,794	21,406,691
Lattice Semiconductor Corp.*	174,893	15,904,769
MACOM Technology Solutions Holdings, Inc.*	79,877	5,585,000
MKS Instruments, Inc.	91,638	10,004,121
NVIDIA Corp.	298,056	139,278,588
Skyworks Solutions, Inc.	71,542	8,182,259
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	66,381	6,581,676
		331,281,653
Software 27.6%
Adobe, Inc.*	13,764	7,517,484
Aspen Technology, Inc.*	53,874	9,616,509
Atlassian Corp. “A”*	18,407	3,348,970
Box, Inc. “A”*	629,698	19,678,063
Cadence Design Systems, Inc.*	61,951	14,497,154
Dynatrace, Inc.*	215,990	11,812,493
Five9, Inc.*	100,929	8,856,520
Fortinet, Inc.*	209,989	16,320,345
HashiCorp, Inc. “A”*	60,743	1,798,600
Intuit, Inc.	50,035	25,602,909
Microsoft Corp.	276,250	92,797,900
New Relic, Inc.*	99,434	8,350,467
Salesforce, Inc.*	171,447	38,577,289
ServiceNow, Inc.*	44,289	25,820,487
Synopsys, Inc.*	57,353	25,912,085
Tenable Holdings, Inc.*	293,713	14,292,075
Teradata Corp.*	130,173	7,400,335
Workiva, Inc. “A”*	148,596	15,645,673
		347,845,358
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	356,155	69,966,650

NetApp, Inc.	70,531	5,502,123
Super Micro Computer, Inc.*	26,206	8,655,056
		84,123,829
Total Common Stocks (Cost $581,510,771)		1,209,578,056

Other Investments 0.0%
Industrials 0.0%
Ground Transportation
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	9,275
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	27,002
Geocapital IV, L.P. (2.9% limited partnership interest)* (b)	—	10,110
Total Other Investments (Cost $5,892,966)		46,387

Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc., Series A* (a)	4,853	111
ViaCyte, Inc., Series B* (a)	4,557	104
ViaCyte, Inc., Series C* (a)	772	18
Total Preferred Stocks (Cost $0)		233

Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 5.28% (c) (Cost $48,276,922)	48,276,922	48,276,922

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $635,680,659)	99.9	1,257,901,598
Other Assets and Liabilities, Net	0.1	1,745,572
Net Assets	100.0	1,259,647,170
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2023	Value ($) at 7/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (c) (d)
—	0 (e)	—	—	—	146	—	—	—
Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 5.28% (c)
31,478,882	214,301,223	197,503,183	—	—	1,920,195	—	48,276,922	48,276,922
31,478,882	214,301,223	197,503,183	—	—	1,920,341	—	48,276,922	48,276,922

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,029,217	9,275	0.0
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	27,002	0.0
Geocapital IV, L.P.**	April 1996 to March 2000	0	10,110	0.0
Total Restricted Securities		5,892,966	46,387	0.0

**	These securities represent venture capital funds.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2023.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$242,388,891	$—	$—	$242,388,891
Consumer Discretionary	5,088,717	—	—	5,088,717
Financials	33,347,673	—	—	33,347,673
Health Care	31,079,494	—	59	31,079,553
Industrials	86,225,018	—	—	86,225,018
Information Technology	811,448,204	—	—	811,448,204
Other Investments (b)	—	—	—	46,387
Preferred Stocks	—	—	233	233
Short-Term Investments	48,276,922	—	—	48,276,922
Total	$1,257,854,919	$—	$292	$1,257,901,598

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Investments measured at NAV as a practical expedient.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTF-PH3
R-080548-2 (1/25)